Expense Example	Sep. 09, 2026 USD ($)
Kurv U.S. Small Cap TaxOptimized ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	301
Kurv International Equity TaxOptimized ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	301
Kurv European Equity TaxOptimized ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	301
Kurv Japan Equity TaxOptimized ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	301
Kurv Emerging Market Equity TaxOptimized ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	$ 301